Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis
Treasury stock as a percentage of capital	1.04%	1.23%
Interest rate risk
Financial instrument risk
Financial liabilities	€ 8,971,193	€ 9,653,005
Sensitivity analysis
Higher rate increment (as a percent)	1.00%
Increase in interest expense if rate had been higher	€ 29,954	34,114
Interest rate risk | Fixed-interest
Financial instrument risk
Financial liabilities	€ 6,430,225	€ 5,696,851
Percentage of outstanding debt	71.00%	59.00%
Interest rate risk | Variable-interest
Financial instrument risk
Financial liabilities	€ 2,540,968	€ 3,956,154
Percentage of outstanding debt	29.00%	41.00%